Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 2,063,350	S/ 2,105,246
Ten Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(10.00%)	(10.00%)
Credit exposure	S/ 51,288	S/ 62,372
Twenty Five Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(25.00%)	(25.00%)
Credit exposure	S/ 128,221	S/ 155,930
Thirty Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(30.00%)	(30.00%)
Credit exposure	S/ 153,865	S/ 187,115